Goodwill and intangible assets - Goodwill (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash-generating units
Goodwill	€ 5,504	€ 5,667
Network Infrastructure
Cash-generating units
Goodwill	2,739	2,812
Mobile Networks
Cash-generating units
Goodwill	2,228	2,284
Cloud and Network Services
Cash-generating units
Goodwill	€ 537	€ 571